Long-term Debt - Summary of Aggregate Long-term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	$ 0
2022	0
2023	0
2024	0
2025	295,000
Thereafter	1,131,363
Long-term Debt, Gross	$ 1,426,363	$ 1,867,497